Share capital	12 Months Ended
Dec. 31, 2025
Share capital.
Share capital

24 Share capital

		Allotted, called-up and fully paid
	2025	2024	2023
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	388	388	388
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	388	388	388

The Redeemable Preference Shares carry limited class-voting rights and no dividend rights. This class of shares is capable of redemption at par at the option of the Company on the giving of seven days’ written notice to the registered holder of the shares.

The Company does not have a limited amount of authorised share capital.

The movements in the number of Ordinary Shares during the year can be summarised as follows:

			No. of shares
	2025	2024	2023
At 1 January	1,550,546,239	1,550,162,626	1,549,800,030
Issue of shares (share schemes)	361,688	383,613	362,596
At 31 December	1,550,907,927	1,550,546,239	1,550,162,626

Share issues

Issue of shares (share schemes) represents share capital issued as part of the Group’s equity incentivisation schemes (see Note 29).

Share repurchases

No Ordinary Shares were repurchased by the Company in 2025 (2024: nil; 2023: nil).

Shares held by subsidiaries

At 31 December 2025, AstraZeneca-controlled Employee Benefit Trust arrangements held 147,547 (2024: 442,342) Ordinary Shares in the Company at a cost of $25m (2024: $68m). The market value of these Ordinary Shares at 31 December 2025 was $27m (2024: $58m). No comparable arrangements were in place at 31 December 2023.